Loans Receivable, Net	12 Months Ended
Dec. 31, 2024
Loans Receivable, Net [Abstract]
LOANS RECEIVABLE, NET

3. LOANS RECEIVABLE, NET

	December 31,	December 31,
	2023	2024
Loans receivable	589,309	393,474
Less: allowance for doubtful accounts	(575,884)	(386,510)
Total	13,425	6,964

The Group entered into several loan agreements with third-party companies. As of December 31, 2024, the Group had RMB393,474 with terms ranging from 0.2 to 60 months with interest at nil to 9.5%, per annum.

The Group wrote off loans receivable of RMB202,900 because the Shijiazhuang Rongsheng Financial Service Company went out of business in 2024. The Group had RMB386,510 allowance for uncollectable loans receivable the year ended December 31, 2024, and has aRMB386,510 allowance for uncollectable loans receivable December 31, 2024.

The following table sets forth the aging of loans as of December 31, 2023 and December 31, 2024:

	1 - 89 days past due	90 days or more past due	Total past due	Current	Total loans
December 31, 2023	—	589,309	589,309	—	589,309
December 31, 2024	—	387,474	387,474	6,000	393,474